Operating Profit - Summary of Information About Profit Loss (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Employee costs (Note 9)	£ 9,440,000,000	£ 9,122,000,000	£ 8,212,000,000
Advertising	1,376,000,000	1,351,000,000	1,265,000,000
Distribution costs	389,000,000	405,000,000	395,000,000
Depreciation of property, plant and equipment	954,000,000	988,000,000	978,000,000
Impairment of property, plant and equipment, net of reversals	203,000,000	327,000,000	180,000,000
Amortisation of intangible assets	902,000,000	934,000,000	796,000,000
Impairment of intangible assets, net of reversals	134,000,000	690,000,000	22,000,000
Net foreign exchange losses	81,000,000	215,000,000	53,000,000
Inventories:
Cost of inventories included in cost of sales	8,713,000,000	8,526,000,000	8,093,000,000
Write-down of inventories	695,000,000	701,000,000	533,000,000
Reversal of prior year write-down of inventories	(302,000,000)	(352,000,000)	(145,000,000)
Operating lease rentals:
Minimum lease payments	188,000,000	110,000,000	91,000,000
Contingent rents	12,000,000	4,000,000	4,000,000
Sub-lease payments	5,000,000	5,000,000	4,000,000
Fees payable to the company's auditor and its associates in relation to the Group	£ 29,800,000	£ 29,200,000	£ 29,700,000